Annual Operating Expenses {- Fidelity® MSCI Industrials Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Industrials Index ETF - Fidelity MSCI Industrials Index ETF-Default	Nov. 29, 2021
Operating Expenses:
Management fee	0.084%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.084%